Earnout Liability	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Earnout Liability
Earnout Liability

13. Earnout Liability

Certain of the Company’s stockholders are entitled to receive up to 5,000,000 earnout shares of the Company’s common stock if the following earnout milestones are met.

(A)

25% of the earnout shares if, for the period starting on the closing date and ending on the last day of the full calendar quarter immediately following the first anniversary of the closing date, (1) Company Revenue (as defined below) is at least $39 million, or (2) the aggregate value of new contract awards (including awards obtained through purchase orders) with federal law enforcement agencies (whether such awards are obtained directly or through intermediaries) has grown by at least 100% as compared to the year-over-year amount for the twelve-month period ending on the date of the Merger Agreement (the “First Operating Performance Milestone”);

(B)

75% of the earnout shares if, for the period starting on the closing date and ending on the last day of the full calendar quarter immediately following the third anniversary of the closing date, Company Revenue is at least $100 million (the “Second Operating Performance Milestone”);

(C)

50% of the earnout shares if, at any time during the period starting on the closing date and ending on the fifth anniversary of the closing date, over any twenty (20) trading days within any thirty (30) trading day period the volume weighted average price (“VWAP”) of the common stock is greater than or equal to $12.50 per share (the “First Share Price Performance Milestone”); and

(D)

50% of the earnout shares if, at any time during the period starting on the closing date and ending on the fifth anniversary of the closing date, over any twenty (20) trading days within any thirty (30) trading day period the VWAP of the common stock is greater than or equal to $15.00 per share (the “Second Share Price Performance Milestone”).

Further, the earnout milestones are also considered to be met if the Company undergoes a change of control. A change of control is defined as (i) any transaction or series of related transactions that results in any Person or “group” (within the meaning of Section 13(d)(3) of the Exchange Act) acquiring equity interests that represent more than 50% of the total voting power of the Company or (ii) a sale or disposition of all or substantially all of the assets of the Company and its subsidiaries on a consolidated basis.

Notwithstanding anything in the Merger Agreement to the contrary, any earnout shares issuable under the Merger Agreement to a Airship AI securityholder in respect of each Airship AI option or Airship AI SAR held by such holder as of immediately prior to the effective time of the merger shall be earned by such holder on the later of (i) the occurrence of the applicable earnout milestone, and (ii) the date on which the option in respect of such Airship AI option or SAR in respect of such Airship AI SAR, as applicable, becomes vested pursuant to its applicable vesting schedule, but only if such holder continues to provide services (whether as an employee, director or individual independent contractor) to the Company or one of its subsidiaries through such date. Notwithstanding the foregoing, any earnout shares that are not earned by a Airship AI securityholder in respect of its options or SARs on or before the fifth anniversary of the closing date of the merger shall be forfeited without any consideration. Any earnout shares that are forfeited pursuant to the Merger Agreement shall be reallocated to the other Airship AI securityholders who remain entitled to receive earnout shares in accordance with their respective earnout pro rata shares.

These earnout shares have been categorized into two components: (i) the “Vested Shares” - those associated with earnout holders with vested equity at the closing of the merger that will be earned upon achievement of the earnout milestones and (ii) the “Unvested Shares” - those associated with earnout holders with unvested equity at the closing of the merger that will be earned over the remaining service period with the Company on their unvested equity shares and upon achievement of the earnout milestones. The Vested Shares, which represent 95% of the total earnout shares are classified as liabilities in the consolidated balance sheet at fair value with changes in fair value recognized in the consolidated statements of operations due to the variability in the number of earnout shares at settlement which could change upon a change of control event. The earnout arrangement contains a settlement provision that violates the indexation guidance under ASC 815-40. The Unvested Shares are equity-classified share-based compensation to be recognized over time under ASC 718 due to the service component.

At the closing of the merger on December 21, 2023, the earnout liability had an initial fair value of $27,109,777, which was recorded as a long-term liability and a reduction to additional paid in capital in the consolidated balance sheet. As of December 31, 2023, the earnout liability had decreased to $5,133,428 as a result of the decline in the Company’s share price since the closing of the merger. As of June 30, 2024, the estimated fair value of the earnout liability increased to $11,741,351 primarily due to the increase in the Company’s share price, which resulted in a loss due to the change in fair value of the earnout liability during the six months ended June 30, 2024 of $6,607,923 and is recorded on the consolidated statements of operations and comprehensive loss. See Note 14– Fair Value Measurements for more information.

As of June 30, 2024, the Company is currently evaluating the earnout shares to determine the first operating performance milestone has been met.

15. Earnout Liability

Certain of the Company’s stockholders are entitled to receive up to 5,000,000 Earnout Shares of the Company’s common stock if the following Earnout Milestones are met.

(A)

25% of the Earnout Shares if, for the period starting on the Closing Date and ending on the last day of the full calendar quarter immediately following the first anniversary of the Closing Date, (1) Company Revenue (as defined below) is at least $39 million, or (2) the aggregate value of new contract awards (including awards obtained through purchase orders) with federal law enforcement agencies (whether such awards are obtained directly or through intermediaries) has grown by at least 100% as compared to the year-over-year amount for the twelve-month period ending on the date of the Merger Agreement (the “First Operating Performance Milestone”);

(B)

75% of the Earnout Shares if, for the period starting on the Closing Date and ending on the last day of the full calendar quarter immediately following the third anniversary of the Closing Date, Company Revenue is at least $100 million (the “Second Operating Performance Milestone”);

(C)

50% of the Earnout Shares if, at any time during the period starting on the Closing Date and ending on the fifth anniversary of the Closing Date, over any twenty (20) trading days within any thirty (30) trading day period the volume weighted average price (“VWAP”) of the Airship Pubco Common Stock is greater than or equal to $12.50 per share (the “First Share Price Performance Milestone”); and

(D)

50% of the Earnout Shares if, at any time during the period starting on the Closing Date and ending on the fifth anniversary of the Closing Date, over any twenty (20) trading days within any thirty (30) trading day period the VWAP of the Airship Pubco Common Stock is greater than or equal to $15.00 per share (the “Second Share Price Performance Milestone”).

Further, the Earnout Milestones are also considered to be met if the Company undergoes a change of control. A change of control is defined as (i) any transaction or series of related transactions that results in any Person or “group” (within the meaning of Section 13(d)(3) of the Exchange Act) acquiring equity interests that represent more than 50% of the total voting power of Parent or (ii) a sale or disposition of all or substantially all of the assets of Parent and its Subsidiaries on a consolidated basis.

Notwithstanding anything in the Merger Agreement to the contrary, any Earnout Shares issuable under the Merger Agreement to a Company Earnout Holder in respect of each Company Option or Company SAR held by such Company Earnout Holder as of immediately prior to the Effective Time shall be earned by such Company Earnout Holder on the later of (i) the occurrence of the applicable Earnout Milestone, and (ii) the date on which the Converted Stock Option in respect of such Company Option or Converted SAR in respect of such Company SAR becomes vested pursuant to its applicable vesting schedule, but only if such Company Earnout Holder continues to provide services (whether as an employee, director or individual independent contractor) to Parent or one of its Subsidiaries through such date. Notwithstanding the foregoing, any Earnout Shares that are not earned by a Company Earnout Holder in respect of its Company Options or Company SARs on or before the fifth anniversary of the Closing Date shall be forfeited without any consideration. Any Earnout Shares that are forfeited pursuant to the Merger Agreement shall be reallocated to the other Company Earnout Holders who remain entitled to receive Earnout Shares in accordance with their respective Earnout Pro Rata Shares.

These earnout shares have been categorized into two components: (i) the “Vested Shares” - those associated with Earnout Holders with vested equity at the closing of the Merger that will be earned upon achievement of the Earnout Milestones and (ii) the “Unvested Shares” - those associated with Earnout Holders with unvested equity at the closing of the Merger that will be earned over the remaining service period with the Company on their unvested equity shares and upon achievement of the Earnout Milestones. The Vested Shares, which represent 95% of the total Earnout Shares are classified as liabilities in the consolidated balance sheet at fair value with changes in fair value recognized in the consolidated statements of operations due to the variability in the number of Earnout Shares at settlement which could change upon a change of control event. The Earnout arrangement contains a settlement provision that violates the indexation guidance under ASC 815-40. The Unvested Shares are equity-classified share-based compensation to be recognized over time under ASC 718 due to the service component.

At the closing of the Merger on December 21, 2023, the earnout liability had an initial fair value of $27,109,777, which was recorded as a long-term liability and a reduction to additional paid in capital in the consolidated balance sheet. As of December 31, 2023, the earnout liability had decreased to $5,133,428 as a result of the decline in our share price since the closing of the Merger, which resulted in a gain due to the change in fair value of the earnout liability of $21,976,349 and is recorded on the consolidated statements of operations and comprehensive loss. See Note 16 – Fair Value Measurements for more information.